Investment Portfolio	as of September 30, 2019 (Unaudited)

DWS EAFE Equity Index Fund

	Shares	Value ($)
Common Stocks 97.4%
Australia 7.0%
AGL Energy Ltd.	1,320	17,087
Alumina Ltd.	5,010	8,023
AMP Ltd.	5,971	7,367
APA Group (Units)	2,390	18,506
Aristocrat Leisure Ltd.	1,167	24,190
ASX Ltd.	392	21,417
Aurizon Holdings Ltd.	4,044	16,116
AusNet Services	3,619	4,433
Australia & New Zealand Banking Group Ltd.	5,543	106,659
Bank of Queensland Ltd.	818	5,474
Bendigo & Adelaide Bank Ltd.	991	7,690
BGP Holdings PLC* (a)	328,818	1,383
BHP Group Ltd.	5,811	144,487
BHP Group PLC	4,175	88,892
BlueScope Steel Ltd.	1,089	8,862
Boral Ltd.	2,381	7,752
Brambles Ltd.	3,234	24,843
Caltex Australia Ltd.	508	9,051
Challenger Ltd.	1,118	5,578
CIMIC Group Ltd.	197	4,195
Coca-Cola Amatil Ltd.	1,033	7,429
Cochlear Ltd.	117	16,453
Coles Group Ltd.	2,305	23,954
Commonwealth Bank of Australia	3,488	190,144
Computershare Ltd.	993	10,837
Crown Resorts Ltd.	757	6,163
CSL Ltd.	887	140,256
Dexus (REIT)	2,214	17,866
Flight Centre Travel Group Ltd.	114	3,670
Fortescue Metals Group Ltd.	2,812	16,756
Goodman Group (REIT)	3,310	31,740
GPT Group (REIT)	3,929	16,352
Harvey Norman Holdings Ltd.	1,366	4,190
Incitec Pivot Ltd.	3,261	7,451
Insurance Australia Group Ltd.	4,684	24,921
LendLease Group (Units)	1,148	13,611
Macquarie Group Ltd.	621	54,968
Magellan Financial Group Ltd.	234	8,133
Medibank Private Ltd.	5,585	12,826
Mirvac Group (REIT) (Units)	7,922	16,347
National Australia Bank Ltd.	5,507	110,372
Newcrest Mining Ltd.	1,454	33,971
Oil Search Ltd.	2,788	13,817
Orica Ltd.	767	11,665
Origin Energy Ltd.	3,575	19,301
QBE Insurance Group Ltd.	2,694	22,850
Ramsay Health Care Ltd.	286	12,501
REA Group Ltd.	107	7,832
Santos Ltd.	3,596	18,838
Scentre Group (REIT)	10,789	28,620
SEEK Ltd.	675	9,808
Sonic Healthcare Ltd.	912	17,299
South32 Ltd.	10,281	18,156
Stockland (REIT) (Units)	4,884	15,039
Suncorp Group Ltd.*	2,554	23,528
Sydney Airport (Units)	2,248	12,187
TABCORP Holdings Ltd.	4,096	13,413
Telstra Corp., Ltd.	8,448	20,016
TPG Telecom Ltd.	609	2,847
Transurban Group (Units)	5,176	51,308
Treasury Wine Estates Ltd.	1,462	18,400
Vicinity Centres (REIT)	6,618	11,504
Washington H Soul Pattinson & Co., Ltd.	235	3,341
Wesfarmers Ltd.	2,207	59,362
Westpac Banking Corp.	6,781	135,583
Woodside Petroleum Ltd.	1,777	38,770
Woolworths Group Ltd.	2,456	61,831
WorleyParsons Ltd.	657	5,797
(Cost $753,914)		1,954,028
Austria 0.2%
Andritz AG	148	6,070
Erste Group Bank AG*	612	20,237
OMV AG	300	16,113
Raiffeisen Bank International AG	302	7,015
Verbund AG	138	7,532
Voestalpine AG	238	5,500
(Cost $30,255)		62,467
Belgium 1.0%
Ageas	326	18,074
Anheuser-Busch InBev SA	1,505	143,655
Colruyt SA	117	6,411
Groupe Bruxelles Lambert SA	164	15,756
KBC Group NV	469	30,483
Proximus SA	311	9,227
Solvay SA	151	15,678
Telenet Group Holding NV	94	4,432
UCB SA	257	18,652
Umicore SA	401	15,137
(Cost $86,364)		277,505
Bermuda 0.0%
Dairy Farm International Holdings Ltd. (Cost $6,001)	700	4,403
Chile 0.0%
Antofagasta PLC (Cost $6,568)	805	8,857
China 0.0%
BeiGene Ltd. (ADR)*	73	8,940
Yangzijiang Shipbuilding Holdings Ltd.	4,800	3,340
(Cost $13,806)		12,280
Denmark 1.7%
A P Moller-Maersk AS "A"	8	8,532
A P Moller-Maersk AS "B"	13	14,693
Carlsberg AS "B"	217	32,080
Chr Hansen Holding AS	214	18,165
Coloplast AS "B"	241	29,003
Danske Bank AS	1,196	16,664
DSV AS	420	39,951
Genmab AS*	132	26,809
H. Lundbeck AS	142	4,709
ISS AS	320	7,922
Novo Nordisk AS ''B"	3,493	179,763
Novozymes AS "B"	388	16,310
Orsted AS 144A	357	33,214
Pandora AS	213	8,563
Tryg AS	242	6,938
Vestas Wind Systems AS	365	28,272
William Demant Holding AS*	231	5,915
(Cost $141,935)		477,503
Finland 1.1%
Elisa Oyj	289	14,884
Fortum Oyj	898	21,234
Kone Oyj "B"	686	39,049
Metso Oyj	212	7,927
Neste Oyj	859	28,452
Nokia Oyj	10,943	55,334
Nokian Renkaat Oyj	254	7,169
Nordea Bank Abp	6,256	44,401
Orion Oyj "B"	211	7,866
Sampo Oyj "A"	838	33,337
Stora Enso Oyj "R"	1,184	14,284
UPM-Kymmene Oyj	999	29,545
Wartsila Oyj	899	10,074
(Cost $99,404)		313,556
France 10.9%
Accor SA	374	15,602
Aeroports de Paris	61	10,852
Air Liquide SA	847	120,666
Airbus SE	1,156	150,082
Alstom SA	377	15,620
Amundi SA 144A	123	8,582
Arkema SA	140	13,055
Atos SE	196	13,825
AXA SA	3,817	97,470
BioMerieux	85	7,033
BNP Paribas SA	2,196	106,956
Bollore SA	1,784	7,391
Bouygues SA	453	18,173
Bureau Veritas SA	582	14,023
Capgemini SE	302	35,560
Carrefour SA	1,203	21,042
Casino Guichard-Perrachon SA	112	5,343
Cie de Saint-Gobain	932	36,594
Cie Generale des Etablissements Michelin	325	36,249
CNP Assurances	346	6,687
Credit Agricole SA	2,330	28,290
Danone SA	1,229	108,258
Dassault Aviation SA	5	7,090
Dassault Systemes SE	265	37,820
Edenred	487	23,382
Eiffage SA	159	16,483
Electricite de France SA	1,221	13,662
Engie SA	3,515	57,352
EssilorLuxottica SA	554	79,810
Eurazeo SA	77	5,731
Eutelsat Communications SA	352	6,549
Faurecia SE	155	7,360
Fonciere des Regions (REIT)	92	9,738
Gecina SA (REIT)	93	14,615
Getlink SE	896	13,444
Hermes International	64	44,232
Icade (REIT)	60	5,367
Iliad SA	54	5,074
Imerys SA	73	2,940
Ingenico Group SA	122	11,887
Ipsen SA	77	7,316
JC Decaux SA	148	4,006
Kering SA	149	75,912
Klepierre SA (REIT)	415	14,097
L'Oreal SA	503	140,771
Legrand SA	506	36,132
LVMH Moet Hennessy Louis Vuitton SE	553	220,079
Natixis SA	1,923	7,990
Orange SA	3,887	60,973
Pernod Ricard SA	418	74,477
Peugeot SA	1,099	27,411
Publicis Groupe	429	21,097
Remy Cointreau SA	46	6,111
Renault SA	391	22,440
Safran SA	647	101,876
Sanofi	2,218	205,851
Sartorius Stedim Biotech	56	7,839
Schneider Electric SE	1,076	94,340
SCOR SE	329	13,580
SEB SA	46	6,985
Societe BIC SA	52	3,492
Societe Generale SA	1,471	40,337
Sodexo SA	180	20,192
Suez	668	10,502
Teleperformance	117	25,358
Thales SA	217	24,960
Total SA	4,709	245,549
Ubisoft Entertainment SA*	170	12,303
Unibail-Rodamco-Westfield (REIT) (b)	47	6,855
Unibail-Rodamco-Westfield (REIT) (b)	216	31,489
Valeo SA	489	15,828
Veolia Environnement SA	1,065	26,995
VINCI SA	1,008	108,527
Vivendi SA	1,760	48,272
Wendel	56	7,725
Worldline SA 144A*	167	10,538
(Cost $1,209,652)		3,028,094
Germany 7.8%
1&1 Drillisch AG	108	3,372
adidas AG	358	111,433
Allianz SE (Registered)	840	195,788
Axel Springer SE*	98	6,718
BASF SE	1,794	125,454
Bayer AG (Registered)	1,838	129,521
Bayerische Motoren Werke AG	633	44,545
Beiersdorf AG	204	24,062
Brenntag AG	312	15,101
Carl Zeiss Meditec AG (Bearer)	82	9,352
Commerzbank AG	2,032	11,793
Continental AG	223	28,552
Covestro AG 144A	353	17,459
Daimler AG (Registered)	1,775	88,150
Delivery Hero AG 144A*	229	10,201
Deutsche Bank AG (Registered) (c)	3,983	29,827
Deutsche Boerse AG	368	57,514
Deutsche Lufthansa AG (Registered)	482	7,661
Deutsche Post AG (Registered)	1,926	64,350
Deutsche Telekom AG (Registered)	6,593	110,642
Deutsche Wohnen SE	724	26,432
E.ON SE	4,406	42,827
Evonik Industries AG	375	9,279
Fraport AG	84	7,131
Fresenius Medical Care AG & Co. KGaA	437	29,398
Fresenius SE & Co. KGaA	795	37,202
GEA Group AG	310	8,364
Hannover Rueck SE	120	20,299
HeidelbergCement AG	300	21,724
Henkel AG & Co. KGaA	210	19,228
HOCHTIEF AG	50	5,710
HUGO BOSS AG	128	6,874
Infineon Technologies AG	2,409	43,470
KION Group AG	131	6,893
Knorr-Bremse AG	97	9,125
LANXESS AG	176	10,761
Merck KGaA	261	29,388
METRO AG	362	5,711
MTU Aero Engines AG	105	27,944
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	285	73,731
Puma SE	168	13,001
RWE AG	1,100	34,416
SAP SE	1,946	228,956
Siemens AG (Registered)	1,506	161,338
Siemens Healthineers AG 144A	303	11,914
Symrise AG	259	25,204
Telefonica Deutschland Holding AG	1,574	4,395
ThyssenKrupp AG	822	11,393
TUI AG	897	10,435
Uniper SE	405	13,268
United Internet AG (Registered)	250	8,941
Volkswagen AG	65	11,165
Vonovia SE	998	50,655
Wirecard AG	238	38,184
Zalando SE 144A*	255	11,707
(Cost $1,010,876)		2,167,958
Hong Kong 3.3%
AIA Group Ltd.	24,081	227,747
ASM Pacific Technology Ltd.	600	7,373
Bank of East Asia Ltd.	2,548	6,278
BOC Hong Kong (Holdings) Ltd.	7,321	24,908
CK Asset Holdings Ltd.	4,848	32,837
CK Hutchison Holdings Ltd.	5,348	47,268
CK Infrastructure Holdings Ltd.	1,000	6,724
CLP Holdings Ltd.	3,274	34,378
Galaxy Entertainment Group Ltd.	4,497	28,036
Hang Lung Properties Ltd.	4,000	9,104
Hang Seng Bank Ltd.	1,500	32,372
Henderson Land Development Co., Ltd.	2,703	12,592
HK Electric Investments & HK Electric Investments Ltd. "SS", (Units)	4,991	4,759
HKT Trust & HKT Ltd. "SS", (Units)	7,920	12,572
Hong Kong & China Gas Co., Ltd.	20,277	39,578
Hong Kong Exchanges & Clearing Ltd.	2,323	68,434
Hongkong Land Holdings Ltd.	2,400	13,502
Hysan Development Co., Ltd.	773	3,125
Jardine Matheson Holdings Ltd.	400	21,388
Jardine Strategic Holdings Ltd.	400	11,947
Kerry Properties Ltd.	1,500	4,633
Link (REIT)	4,153	45,994
Melco Resorts & Entertainment Ltd. (ADR)	420	8,152
MGM China Holdings Ltd. (d)	2,297	3,594
MTR Corp., Ltd.	3,014	16,915
New World Development Co., Ltd.	12,369	16,069
NWS Holdings Ltd.	2,991	4,638
PCCW Ltd.	9,000	5,054
Power Assets Holdings Ltd.	2,500	16,797
Shangri-La Asia Ltd.	2,000	2,048
Sino Land Co., Ltd.	5,476	8,248
SJM Holdings Ltd.	3,000	2,865
Sun Hung Kai Properties Ltd.	3,188	45,994
Swire Pacific Ltd. "A"	1,000	9,358
Swire Properties Ltd.	2,400	7,551
Techtronic Industries Co., Ltd.	2,499	17,420
Vitasoy International Holdings Ltd.	2,000	8,119
WH Group Ltd. 144A	19,259	17,290
Wharf Holdings Ltd.	2,750	6,010
Wharf Real Estate Investment Co., Ltd.	2,750	15,033
Wheelock & Co., Ltd.	2,000	11,440
Yue Yuen Industrial (Holdings) Ltd.	1,500	4,119
(Cost $388,235)		922,263
Ireland 0.9%
AIB Group PLC	1,656	4,927
Bank of Ireland Group PLC	1,975	7,837
CRH PLC	1,572	54,124
DCC PLC	200	17,428
Experian PLC	1,764	56,324
Flutter Entertainment PLC*	160	14,944
James Hardie Industries SE (CDI)	897	15,079
Kerry Group PLC "A"	324	37,905
Kingspan Group PLC	310	15,138
Smurfit Kappa Group PLC	459	13,649
(Cost $132,868)		237,355
Isle Of Man 0.0%
GVC Holdings PLC (Cost $13,744)	1,184	10,856
Israel 0.6%
Azrieli Group Ltd.	86	6,755
Bank Hapoalim BM*	2,300	18,139
Bank Leumi Le-Israel BM	3,031	21,566
Check Point Software Technologies Ltd.* (e)	232	25,404
CyberArk Software Ltd.* (e)	76	7,586
Elbit Systems Ltd.	48	7,954
Israel Chemicals Ltd.	1,427	7,088
Israel Discount Bank Ltd. "A"	2,364	10,387
Mizrahi Tefahot Bank Ltd.	284	7,061
Nice Ltd.*	125	18,305
Teva Pharmaceutical Industries Ltd. (ADR)*	2,212	15,219
Wix.com Ltd.* (e)	93	10,857
(Cost $156,813)		156,321
Italy 2.0%
Assicurazioni Generali SpA	2,208	42,829
Atlantia SpA	1,007	24,367
Davide Campari-Milano SpA	1,181	10,675
Enel SpA	16,116	120,461
Eni SpA	4,977	76,121
Ferrari NV (b)	82	12,677
Ferrari NV (b) (f)	166	25,579
FinecoBank Banca Fineco SpA	1,239	13,133
Intesa Sanpaolo SpA	29,106	69,131
Leonardo SpA	822	9,681
Mediobanca Banca di Credito Finanziario SpA	1,260	13,773
Moncler SpA	364	12,987
Pirelli & C SpA 144A	817	4,835
Poste Italiane SpA 144A	1,053	11,981
Prysmian SpA	490	10,530
Recordati SpA	212	9,096
Snam SpA	3,705	18,711
Telecom Italia SpA*	18,554	10,606
Telecom Italia SpA (RSP)	12,272	6,723
Terna Rete Elettrica Nazionale SpA	2,827	18,167
UniCredit SpA	3,865	45,588
(Cost $366,178)		567,651
Japan 24.1%
ABC-Mart, Inc.	100	6,371
Acom Co., Ltd.	800	3,153
Advantest Corp.	400	17,808
Aeon Co., Ltd.	1,300	23,929
AEON Financial Service Co., Ltd.	230	3,480
AEON Mall Co., Ltd.	200	3,165
Air Water, Inc.	353	6,349
Aisin Seiki Co., Ltd.	300	9,467
Ajinomoto Co., Inc.	900	17,020
Alfresa Holdings Corp.	400	8,977
Alps Electric Co., Ltd.	400	7,521
Amada Holdings Co., Ltd.	700	7,598
ANA Holdings, Inc.	200	6,747
Aozora Bank Ltd.	200	5,012
Asahi Glass Co., Ltd.	400	12,451
Asahi Group Holdings Ltd.	700	34,777
Asahi Intecc Co., Ltd.	400	10,557
Asahi Kasei Corp.	2,600	25,768
Astellas Pharma, Inc.	3,800	54,390
Bandai Namco Holdings, Inc.	450	28,127
Benesse Holdings, Inc.	100	2,605
Bridgestone Corp.	1,100	42,728
Brother Industries Ltd.	500	9,121
Calbee, Inc.	200	6,241
Canon, Inc.	2,000	53,555
Casio Computer Co., Ltd.	400	6,221
Central Japan Railway Co.	300	61,852
Chubu Electric Power Co., Inc.	1,300	18,874
Chugai Pharmaceutical Co., Ltd.	400	31,188
Chugoku Electric Power Co., Inc.	600	7,723
Coca-Cola Bottlers Japan Holdings, Inc.	300	6,755
Concordia Financial Group Ltd.	2,200	8,492
Credit Saison Co., Ltd.	300	4,044
CyberAgent Inc	200	7,714
Dai Nippon Printing Co., Ltd.	500	12,953
Dai-ichi Life Holdings, Inc.	2,200	33,380
Daicel Corp.	500	4,261
Daifuku Co., Ltd. (d)	200	10,422
Daiichi Sankyo Co., Ltd.	1,100	69,696
Daikin Industries Ltd.	500	66,142
Daito Trust Construction Co., Ltd.	100	12,791
Daiwa House Industry Co., Ltd.	1,100	35,902
Daiwa House REIT Investment Corp. (REIT)	4	11,262
Daiwa Securities Group, Inc.	3,100	13,861
Denso Corp.	800	35,326
Dentsu, Inc.	400	14,133
Don Quijote Holdings Co., Ltd.	800	13,400
East Japan Railway Co.	639	61,141
Eisai Co., Ltd.	500	25,542
Electric Power Development Co., Ltd.	300	6,868
FamilyMart Co., Ltd.	500	12,202
FANUC Corp.	400	75,827
Fast Retailing Co., Ltd.	100	59,677
Fuji Electric Co., Ltd.	200	6,179
Fujifilm Holdings Corp.	700	30,869
Fujitsu Ltd.	400	32,158
Fukuoka Financial Group, Inc.	400	7,613
GMO Payment Gateway, Inc.	100	6,749
Hakuhodo Dy Holdings, Inc.	500	7,267
Hamamatsu Photonics KK	300	11,214
Hankyu Hanshin Holdings, Inc.	400	15,466
Hino Motors Ltd.	600	4,964
Hirose Electric Co., Ltd.	105	12,946
Hisamitsu Pharmaceutical Co., Inc.	100	4,402
Hitachi Chemical Co., Ltd.	200	6,528
Hitachi Construction Machinery Co., Ltd.	200	4,862
Hitachi High-Technologies Corp.	100	5,810
Hitachi Ltd.	1,900	71,209
Hitachi Metals Ltd.	400	4,338
Honda Motor Co., Ltd.	3,200	83,243
Hoshizaki Corp.	100	7,895
Hoya Corp.	800	65,572
Hulic Co., Ltd.	500	5,127
Idemitsu Kosan Co., Ltd.	346	9,817
IHI Corp.	300	6,552
Iida Group Holdings Co., Ltd.	300	4,901
INPEX Corp.	2,100	19,423
Isetan Mitsukoshi Holdings Ltd.	720	5,766
Isuzu Motors Ltd.	1,100	12,168
Itochu Corp.	2,700	55,871
Itochu Techno-Solutions Corp.	200	5,318
J. Front Retailing Co., Ltd.	500	5,877
Japan Airlines Co., Ltd.	200	5,938
Japan Airport Terminal Co., Ltd.	100	4,357
Japan Exchange Group, Inc.	1,000	15,803
Japan Post Bank Co., Ltd.	800	7,781
Japan Post Holdings Co., Ltd.	3,200	29,568
Japan Prime Realty Investment Corp. (REIT)	1	4,753
Japan Real Estate Investment Corp. (REIT)	3	20,136
Japan Retail Fund Investment Corp. (REIT)	5	10,577
Japan Tobacco, Inc.	2,400	52,583
JFE Holdings, Inc.	1,025	12,386
JGC Corp.	400	5,280
JSR Corp.	400	6,440
JTEKT Corp.	400	4,616
JXTG Holdings, Inc.	6,550	29,932
Kajima Corp.	900	11,862
Kakaku.com, Inc.	300	7,413
Kamigumi Co., Ltd.	200	4,548
Kaneka Corp.	100	3,135
Kansai Electric Power Co., Inc.	1,400	15,684
Kansai Paint Co., Ltd.	400	9,345
Kao Corp.	1,000	74,248
Kawasaki Heavy Industries Ltd.	300	6,682
KDDI Corp.	3,500	91,367
Keihan Holdings Co., Ltd.	200	8,923
Keikyu Corp.	400	7,782
Keio Corp.	200	12,489
Keisei Electric Railway Co., Ltd.	200	8,251
Keyence Corp.	200	124,653
Kikkoman Corp.	300	14,389
Kintetsu Group Holdings Co., Ltd.	290	15,147
Kirin Holdings Co., Ltd.	1,700	36,052
Kobayashi Pharmaceutical Co., Ltd.	100	7,648
Kobe Steel Ltd.	500	2,683
Koito Manufacturing Co., Ltd.	158	7,774
Komatsu Ltd.	1,900	43,912
Konami Holdings Corp.	200	9,698
Konica Minolta, Inc.	900	6,299
Kose Corp.	100	16,991
Kubota Corp.	2,100	31,985
Kuraray Co., Ltd.	600	7,408
Kurita Water Industries Ltd.	200	5,385
Kyocera Corp.	600	37,428
Kyowa Kirin Co., Ltd.	510	9,965
Kyushu Electric Power Co., Inc.	800	7,556
Kyushu Railway Co.	300	9,582
Lawson, Inc.	100	5,121
LINE Corp.*	100	3,602
Lion Corp.	500	9,901
LIXIL Group Corp.	548	9,669
M3, Inc.	900	21,863
Makita Corp.	400	12,738
Marubeni Corp.	3,200	21,359
Marui Group Co., Ltd.	400	8,480
Maruichi Steel Tube Ltd.	100	2,660
Mazda Motor Corp.	1,200	10,689
McDonald's Holdings Co. (Japan), Ltd.	100	4,845
Mebuki Financial Group, Inc.	1,800	4,449
Medipal Holdings Corp.	400	8,948
MEIJI Holdings Co., Ltd.	200	14,625
Mercari, Inc.*	100	2,498
Minebea Mitsumi, Inc.	700	11,180
MISUMI Group, Inc.	600	14,243
Mitsubishi Chemical Holdings Corp.	2,600	18,617
Mitsubishi Corp.	2,700	66,462
Mitsubishi Electric Corp.	3,700	49,413
Mitsubishi Estate Co., Ltd.	2,400	46,495
Mitsubishi Gas Chemical Co., Inc.	300	4,036
Mitsubishi Heavy Industries Ltd.	600	23,598
Mitsubishi Materials Corp.	200	5,411
Mitsubishi Motors Corp.	1,400	6,107
Mitsubishi Tanabe Pharma Corp.	500	5,500
Mitsubishi UFJ Financial Group, Inc.	24,500	124,790
Mitsubishi UFJ Lease & Finance Co., Ltd.	800	4,653
Mitsui & Co., Ltd.	3,200	52,554
Mitsui Chemicals, Inc.	400	9,014
Mitsui Fudosan Co., Ltd.	1,800	44,837
Mitsui O.S.K Lines Ltd.	200	5,094
Mizuho Financial Group, Inc.	47,390	72,829
MonotaRO Co., Ltd.	300	7,916
MS&AD Insurance Group Holdings, Inc.	900	29,271
Murata Manufacturing Co., Ltd.	1,100	53,203
Nabtesco Corp.	225	7,047
Nagoya Railroad Co., Ltd.	400	11,986
NEC Corp.	490	20,806
Nexon Co., Ltd.*	1,000	12,181
NGK Insulators Ltd.	500	7,169
NGK Spark Plug Co., Ltd.	300	5,751
NH Foods Ltd.	200	8,067
Nidec Corp.	400	54,224
Nikon Corp.	700	8,776
Nintendo Co., Ltd.	200	74,526
Nippon Building Fund, Inc. (REIT)	3	23,050
Nippon Electric Glass Co., Ltd.	200	4,476
Nippon Express Co., Ltd.	100	5,124
Nippon Paint Holdings Co., Ltd.	300	15,754
Nippon Prologis REIT, Inc. (REIT)	4	10,967
Nippon Steel Corp.	1,600	22,474
Nippon Telegraph & Telephone Corp.	1,276	60,967
Nippon Yusen Kabushiki Kaisha	300	5,046
Nissan Chemical Industries Ltd.	200	8,405
Nissan Motor Co., Ltd.	4,700	29,401
Nisshin Seifun Group, Inc.	400	7,427
Nissin Foods Holdings Co., Ltd.	100	7,249
Nitori Holdings Co., Ltd.	200	29,357
Nitto Denko Corp.	300	14,557
Nomura Holdings, Inc.	6,700	28,605
Nomura Real Estate Holdings, Inc.	300	6,506
Nomura Real Estate Master Fund, Inc. (REIT)	8	14,450
Nomura Research Institute Ltd.	700	14,021
NSK Ltd.	700	5,932
NTT Data Corp.	1,300	16,863
NTT DoCoMo, Inc.	2,700	69,067
Obayashi Corp.	1,300	13,024
Obic Co., Ltd.	100	11,471
Odakyu Electric Railway Co., Ltd.	600	14,413
Oji Holdings Corp.	1,800	8,451
Olympus Corp.	2,400	32,533
Omron Corp.	400	22,106
Ono Pharmaceutical Co., Ltd.	800	14,551
Oracle Corp.	100	8,712
Oriental Land Co., Ltd.	400	61,079
ORIX Corp.	2,700	40,423
Osaka Gas Co., Ltd.	800	15,351
Otsuka Corp.	200	8,006
Otsuka Holdings Co., Ltd.	722	27,150
Panasonic Corp.	4,514	36,785
Park24 Co., Ltd.	200	4,657
PeptiDream, Inc.*	200	9,557
Persol Holdings Co., Ltd.	400	7,615
Pigeon Corp.	200	8,313
Pola Orbis Holdings, Inc.	200	4,503
Rakuten, Inc.	1,700	16,865
Recruit Holdings Co., Ltd.	2,600	79,527
Renesas Electronics Corp.*	1,500	9,857
Resona Holdings, Inc.	4,300	18,528
Ricoh Co., Ltd.	1,400	12,676
Rinnai Corp.	100	6,738
ROHM Co., Ltd.	200	15,433
Ryohin Keikaku Co., Ltd.	500	9,371
Sankyo Co., Ltd.	100	3,447
Santen Pharmaceutical Co., Ltd.	700	12,253
SBI Holdings, Inc.	444	9,558
Secom Co., Ltd.	400	36,638
Sega Sammy Holdings, Inc.	300	4,217
Seibu Holdings, Inc.	400	6,988
Seiko Epson Corp.	600	8,487
Sekisui Chemical Co., Ltd.	700	10,909
Sekisui House Ltd.	1,300	25,676
Seven & I Holdings Co., Ltd.	1,500	57,651
Seven Bank Ltd.	1,100	3,022
SG Holdings Co., Ltd.	300	7,345
Sharp Corp.	500	5,600
Shimadzu Corp.	400	10,180
Shimano, Inc.	100	15,114
Shimizu Corp.	1,200	10,890
Shin-Etsu Chemical Co., Ltd.	700	75,566
Shinsei Bank Ltd.	300	4,382
Shionogi & Co., Ltd.	500	27,882
Shiseido Co., Ltd.	800	64,214
Showa Denko KK	300	7,938
SMC Corp.	100	43,091
Softbank Corp. (d)	3,400	46,121
SoftBank Group Corp.	3,300	130,460
Sohgo Security Services Co., Ltd.	100	5,260
Sompo Holdings, Inc.	700	29,307
Sony Corp.	2,500	147,973
Sony Financial Holdings, Inc.	300	6,514
Stanley Electric Co., Ltd.	300	7,988
Subaru Corp.	1,182	33,488
SUMCO Corp.	500	6,777
Sumitomo Chemical Co., Ltd.	3,000	13,566
Sumitomo Corp.	2,400	37,635
Sumitomo Dainippon Pharma Co., Ltd.	300	4,965
Sumitomo Electric Industries Ltd.	1,500	19,152
Sumitomo Heavy Industries Ltd.	200	5,955
Sumitomo Metal Mining Co., Ltd.	500	15,582
Sumitomo Mitsui Financial Group, Inc.	2,591	88,886
Sumitomo Mitsui Trust Holdings, Inc.	610	22,114
Sumitomo Realty & Development Co., Ltd.	700	26,727
Sumitomo Rubber Industries Ltd.	300	3,574
Sundrug Co., Ltd.	100	3,158
Suntory Beverage & Food Ltd.	300	12,848
Suzuken Co., Ltd.	100	5,389
Suzuki Motor Corp.	700	29,778
Sysmex Corp.	300	20,191
T&D Holdings, Inc.	1,100	11,741
Taiheiyo Cement Corp.	200	5,380
Taisei Corp.	400	15,574
Taisho Pharmaceutical Holdings Co., Ltd.	100	7,303
Taiyo Nippon Sanso Corp.	300	6,097
Takeda Pharmaceutical Co., Ltd.	2,888	98,966
TDK Corp.	200	18,061
Teijin Ltd.	400	7,725
Terumo Corp.	1,300	42,082
The Bank of Kyoto Ltd.	100	3,937
The Chiba Bank Ltd.	1,100	5,691
The Shizuoka Bank Ltd.	900	6,756
THK Co., Ltd.	200	5,294
Tobu Railway Co., Ltd.	400	12,995
Toho Co., Ltd.	200	8,800
Toho Gas Co., Ltd.	100	3,831
Tohoku Electric Power Co., Inc.	900	8,788
Tokio Marine Holdings, Inc.	1,300	69,758
Tokyo Century Corp. (d)	100	4,652
Tokyo Electric Power Co. Holdings, Inc.*	3,100	15,204
Tokyo Electron Ltd.	300	57,626
Tokyo Gas Co., Ltd.	800	20,193
Tokyu Corp.	1,000	18,823
Tokyu Fudosan Holdings Corp.	1,200	7,691
Toppan Printing Co., Ltd.	600	10,677
Toray Industries, Inc.	2,800	20,896
Toshiba Corp.	1,000	30,602
Tosoh Corp.	500	6,680
TOTO Ltd.	300	11,291
Toyo Seikan Kaisha Ltd.	300	4,678
Toyo Suisan Kaisha Ltd.	200	8,046
Toyoda Gosei Co., Ltd.	100	2,016
Toyota Industries Corp.	300	17,311
Toyota Motor Corp.	4,500	302,054
Toyota Tsusho Corp.	400	12,975
Trend Micro, Inc.	200	9,556
Tsuruha Holdings, Inc.	100	10,938
Unicharm Corp.	800	25,466
United Urban Investment Corp. (REIT)	6	11,503
USS Co., Ltd.	400	7,800
Welcia Holdings Co., Ltd.	100	5,062
West Japan Railway Co.	300	25,410
Yahoo! Japan Corp.	5,400	15,246
Yakult Honsha Co., Ltd.	200	11,217
Yamada Denki Co., Ltd.	1,300	6,299
Yamaha Corp.	300	13,536
Yamaha Motor Co., Ltd.	600	10,919
Yamato Holdings Co., Ltd.	600	9,057
Yamazaki Baking Co., Ltd.	300	5,361
Yaskawa Electric Corp.	500	18,563
Yokogawa Electric Corp.	500	9,212
Yokohama Rubber Co., Ltd.	250	5,033
ZOZO, Inc.	400	9,277
(Cost $3,185,742)		6,719,805
Luxembourg 0.3%
ArcelorMittal	1,352	19,208
Aroundtown SA	1,841	15,066
Eurofins Scientific SE	23	10,679
Millicom International Cellular SA (SDR)	134	6,501
RTL Group SA	58	2,791
SES SA (FDR)	739	13,464
Tenaris SA	966	10,268
(Cost $85,701)		77,977
Macau 0.1%
Sands China Ltd.	4,819	21,868
Wynn Macau Ltd.	3,181	6,228
(Cost $11,194)		28,096
Mexico 0.0%
Fresnillo PLC (Cost $3,862)	354	2,976
Netherlands 5.0%
ABN AMRO Bank NV (CVA) 144A	860	15,163
Adyen NV 144A*	21	13,828
Aegon NV	3,764	15,653
AerCap Holdings NV* (f)	224	12,264
Akzo Nobel NV	434	38,707
ASML Holding NV	842	209,259
EXOR NV	220	14,748
Heineken Holding NV	234	23,296
Heineken NV	503	54,354
ING Groep NV	7,625	79,876
Koninklijke (Royal) KPN NV	7,261	22,641
Koninklijke Ahold Delhaize NV	2,407	60,173
Koninklijke DSM NV	350	42,124
Koninklijke Philips NV	1,827	84,740
Koninklijke Vopak NV	143	7,359
NN Group NV	566	20,085
NXP Semiconductors NV (e)	561	61,216
Prosus NV*	964	70,766
QIAGEN NV*	466	15,336
Randstad NV	242	11,896
Royal Dutch Shell PLC "A"	8,599	252,013
Royal Dutch Shell PLC "B"	7,398	218,044
Wolters Kluwer NV	567	41,433
(Cost $757,898)		1,384,974
New Zealand 0.2%
a2 Milk Co., Ltd.*	1,498	12,464
Auckland International Airport Ltd.	1,970	11,272
Fisher & Paykel Healthcare Corp., Ltd.	1,168	12,634
Fletcher Building Ltd.	1,734	5,598
Meridian Energy Ltd.	2,601	8,462
Ryman Healthcare Ltd.	815	6,784
Spark New Zealand Ltd.	3,741	10,350
(Cost $36,177)		67,564
Norway 0.7%
Aker BP ASA	220	5,892
DNB ASA	1,948	34,307
Equinor ASA	1,897	35,987
Gjensidige Forsikring ASA	399	7,903
Mowi ASA	896	20,718
Norsk Hydro ASA	2,739	9,648
Orkla ASA	1,571	14,288
Schibsted ASA "B"	196	5,490
Telenor ASA	1,491	29,890
Yara International ASA	360	15,520
(Cost $68,386)		179,643
Portugal 0.2%
EDP - Energias de Portugal SA	5,158	20,026
Galp Energia, SGPS, SA	1,020	15,371
Jeronimo Martins, SGPS, SA	514	8,673
(Cost $27,050)		44,070
Russia 0.0%
Evraz PLC (Cost $7,689)	1,029	5,935
Singapore 1.2%
Ascendas Real Estate Investment Trust (REIT)	5,100	11,516
CapitaLand Commercial Trust (REIT)	5,376	8,053
CapitaLand Ltd.	5,225	13,347
CapitaLand Mall Trust (REIT)	5,270	10,027
City Developments Ltd.	900	6,392
ComfortDelGro Corp., Ltd.	4,400	7,645
DBS Group Holdings Ltd.	3,559	64,402
Genting Singapore Ltd.	12,395	7,894
Golden Agri-Resources Ltd.	14,673	2,388
Jardine Cycle & Carriage Ltd.	204	4,429
Keppel Corp., Ltd.	2,949	12,657
Oversea-Chinese Banking Corp., Ltd.	6,490	50,951
SATS Ltd.	1,200	4,203
Sembcorp Industries Ltd.	1,949	2,938
Singapore Airlines Ltd.	1,070	7,083
Singapore Exchange Ltd.	1,600	9,811
Singapore Press Holdings Ltd.	3,158	4,753
Singapore Technologies Engineering Ltd.	3,200	8,892
Singapore Telecommunications Ltd.	15,501	34,767
Suntec Real Estate Investment Trust (REIT)	3,800	5,226
United Overseas Bank Ltd.	2,522	46,828
UOL Group Ltd.	961	5,219
Venture Corp., Ltd.	600	6,661
Wilmar International Ltd.	4,000	10,784
(Cost $152,533)		346,866
South Africa 0.1%
Mondi PLC (Cost $20,076)	990	18,942
Spain 2.9%
ACS, Actividades de Construccion y Servicios SA	531	21,228
Aena SME SA 144A	137	25,096
Amadeus IT Group SA	857	61,406
Banco Bilbao Vizcaya Argentaria SA	13,011	67,809
Banco de Sabadell SA	11,432	11,094
Banco Santander SA	33,062	134,754
Bankia SA	2,512	4,740
Bankinter SA	1,373	8,674
CaixaBank SA	7,291	19,148
Cellnex Telecom SA 144A*	394	16,289
Enagas SA	460	10,653
Endesa SA	638	16,784
Ferrovial SA	985	28,458
Grifols SA	605	17,841
Iberdrola SA	11,914	123,892
Industria de Diseno Textil SA	2,130	65,920
Mapfre SA	2,152	5,797
Naturgy Energy Group SA	607	16,090
Red Electrica Corp. SA	873	17,735
Repsol SA	2,788	43,577
Siemens Gamesa Renewable Energy SA	483	6,555
Telefonica SA	9,142	69,820
(Cost $511,508)		793,360
Sweden 2.3%
Alfa Laval AB	638	12,587
Assa Abloy AB "B"	1,919	42,706
Atlas Copco AB "A"	1,283	39,464
Atlas Copco AB "B"	790	21,395
Boliden AB	560	12,894
Electrolux AB "B"	457	10,833
Epiroc AB "A"	1,338	14,496
Epiroc AB "B"	791	8,166
Essity AB "B"	1,231	35,885
Hennes & Mauritz AB "B"	1,631	31,613
Hexagon AB "B"	528	25,431
Husqvarna AB "B"	846	6,435
ICA Gruppen AB	185	8,539
Industrivarden AB "C"	340	7,444
Investor AB "B"	871	42,571
Kinnevik AB "B"	491	12,928
L E Lundbergforetagen AB "B"	155	5,836
Lundin Petroleum AB	381	11,435
Sandvik AB	2,134	33,206
Securitas AB "B"	638	9,781
Skandinaviska Enskilda Banken AB "A"	3,305	30,385
Skanska AB "B"	691	13,987
SKF AB "B"	771	12,727
Svenska Handelsbanken AB "A"	3,100	29,039
Swedbank AB "A"	1,838	26,471
Swedish Match AB	301	12,449
Tele2 AB "B"	1,013	15,076
Telefonaktiebolaget LM Ericsson "B"	5,921	47,253
Telia Co. AB	5,163	23,113
Volvo AB "B"	2,841	39,910
(Cost $201,551)		644,055
Switzerland 9.6%
ABB Ltd. (Registered)	3,591	70,632
Adecco Group AG (Registered)	326	18,037
Alcon, Inc.*	818	47,702
Baloise Holding AG (Registered)	102	18,270
Barry Callebaut AG (Registered)	5	10,318
Chocoladefabriken Lindt & Spruengli AG	2	14,754
Cie Financiere Richemont SA (Registered)	1,031	75,674
Clariant AG (Registered)*	413	8,031
Coca-Cola HBC AG*	409	13,345
Credit Suisse Group AG (Registered)*	4,977	61,000
Dufry AG (Registered)*	90	7,526
EMS-Chemie Holding AG (Registered)	17	10,588
Geberit AG (Registered)	76	36,273
Givaudan SA (Registered)	18	50,270
Glencore PLC*	21,555	64,757
Julius Baer Group Ltd.*	457	20,219
Kuehne + Nagel International AG (Registered)	111	16,357
LafargeHolcim Ltd. (Registered)*	952	46,797
Lonza Group AG (Registered)*	145	49,014
Nestle SA (Registered)	6,073	658,635
Novartis AG (Registered)	4,251	368,208
Pargesa Holding SA (Bearer)	83	6,380
Partners Group Holding AG	39	29,876
Roche Holding AG (Genusschein)	1,393	405,691
Schindler Holding AG	84	18,813
Schindler Holding AG (Registered)	42	9,372
SGS SA (Registered)	10	24,817
Sika AG	243	35,555
Sonova Holding AG (Registered)	114	26,484
STMicroelectronics NV	1,387	26,836
Straumann Holding AG (Registered)	21	17,188
Swatch Group AG (Bearer)	60	15,929
Swatch Group AG (Registered)	116	5,841
Swiss Life Holding AG (Registered)	71	33,957
Swiss Prime Site AG (Registered)*	161	15,756
Swiss Re AG	598	62,391
Swisscom AG (Registered)	54	26,650
Temenos AG (Registered)*	131	21,934
UBS Group AG (Registered)*	7,526	85,446
Vifor Pharma AG	93	14,847
Zurich Insurance Group AG	303	115,927
(Cost $872,035)		2,666,097
United Arab Emirates 0.0%
NMC Health PLC (Cost $8,990)	191	6,384
United Kingdom 14.2%
3i Group PLC	1,976	28,308
Admiral Group PLC	383	9,969
Anglo American PLC	2,034	46,698
Ashtead Group PLC	873	24,316
Associated British Foods PLC	736	20,830
AstraZeneca PLC	2,591	231,139
Auto Trader Group PLC 144A	1,893	11,862
Aviva PLC	7,409	36,328
BAE Systems PLC	6,141	42,951
Barclays PLC	33,438	61,705
Barratt Developments PLC	2,059	16,394
Berkeley Group Holdings PLC	249	12,773
BP PLC	40,075	253,827
British American Tobacco PLC	4,534	167,275
British Land Co. PLC (REIT)	1,840	13,231
BT Group PLC	15,975	35,064
Bunzl PLC	683	17,821
Burberry Group PLC	836	22,310
Carnival PLC	335	13,882
Centrica PLC	11,470	10,379
CNH Industrial NV	2,054	20,924
Coca-Cola European Partners PLC (f)	68	3,771
Coca-Cola European Partners PLC	416	23,210
Compass Group PLC	3,120	80,299
Croda International PLC	261	15,560
Diageo PLC	4,697	191,970
Direct Line Insurance Group PLC	2,793	10,301
easyJet PLC	324	4,574
Ferguson PLC	439	32,024
Fiat Chrysler Automobiles NV (b) (f)	1,930	24,993
Fiat Chrysler Automobiles NV (b)	276	3,576
G4S PLC	3,155	7,321
GlaxoSmithKline PLC	9,811	209,893
Halma PLC	769	18,612
Hargreaves Lansdown PLC	578	14,756
HSBC Holdings PLC	40,039	307,239
Imperial Brands PLC	1,854	41,594
Informa PLC	2,534	26,533
InterContinental Hotels Group PLC	350	21,857
Intertek Group PLC	328	22,109
Investec PLC	1,391	7,152
ITV PLC	7,336	11,348
J Sainsbury PLC	3,597	9,702
John Wood Group PLC	1,390	6,478
Johnson Matthey PLC	394	14,785
Kingfisher PLC	4,299	10,912
Land Securities Group PLC (REIT)	1,429	15,044
Legal & General Group PLC	11,282	34,452
Lloyds Banking Group PLC	139,502	92,791
London Stock Exchange Group PLC	608	54,650
Marks & Spencer Group PLC	3,956	8,963
Meggitt PLC	1,582	12,294
Melrose Industries PLC	9,865	24,440
Merlin Entertainments PLC 144A	1,455	8,087
Micro Focus International PLC	696	9,690
National Grid PLC	6,624	71,862
Next PLC	279	21,198
Ocado Group PLC*	924	15,056
Pearson PLC	1,583	14,364
Persimmon PLC	645	17,205
Prudential PLC	5,033	91,100
Reckitt Benckiser Group PLC	1,397	108,897
RELX PLC	3,851	91,355
Rentokil Initial PLC	3,759	21,618
Rio Tinto Ltd.	714	44,806
Rio Tinto PLC	2,247	116,431
Rolls-Royce Holdings PLC*	3,466	33,681
Royal Bank of Scotland Group PLC	9,796	24,939
RSA Insurance Group PLC	2,090	13,712
Schroders PLC	253	9,552
Segro PLC (REIT)	2,223	22,175
Severn Trent PLC	480	12,777
Smith & Nephew PLC	1,671	40,275
Smiths Group PLC	804	15,530
Spirax-Sarco Engineering PLC	149	14,342
SSE PLC	2,080	31,844
St. James's Place PLC	1,078	12,963
Standard Chartered PLC	5,416	45,489
Standard Life Aberdeen PLC	5,060	17,776
Taylor Wimpey PLC	6,655	13,207
Tesco PLC	19,045	56,358
The Sage Group PLC	2,203	18,730
The Weir Group PLC	527	9,206
Unilever NV (CVA)	2,892	173,944
Unilever PLC	2,198	132,030
United Utilities Group PLC	1,381	14,010
Vodafone Group PLC	52,579	104,758
Whitbread PLC	272	14,346
WM Morrison Supermarkets PLC	4,868	11,982
WPP PLC	2,556	31,951
(Cost $2,270,948)		3,968,435
Total Common Stocks (Cost $12,637,953)		27,156,276
Preferred Stocks 0.5%
Germany
Bayerische Motoren Werke (BMW) AG	111	6,169
Fuchs Petrolub SE	140	5,259
Henkel AG & Co. KGaA	337	33,323
Porsche Automobil Holding SE	311	20,235
Sartorius AG	72	13,143
Volkswagen AG	361	61,385
Total Preferred Stocks (Cost $50,480)		139,514
Rights 0.0%
Australia
Harvey Norman Holdings Ltd., Expiration Date 10/11/2019* (Cost $0)	80	97
Securities Lending Collateral 0.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.84% (g) (h) (Cost $56,436)	56,436	56,436
Cash Equivalents 0.5%
DWS Central Cash Management Government Fund, 1.96% (g) (Cost $146,773)	146,773	146,773
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $12,891,642)	98.6	27,499,096
Other Assets and Liabilities, Net	1.4	381,078
Net Assets	100.0	27,880,174

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended September 30, 2019 are as follows:

Value ($) at 12/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 9/30/2019	Value ($) at 9/30/2019
Common Stocks 0.1%
Deutsche Bank AG, (c)
51,429	—	18,483	(23,552)	20,433	543	—	3,983	29,827
Securities Lending Collateral 0.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.84% (g) (h)
405	56,031 (i)	—	—	—	3,779	—	56,436	56,436
Cash Equivalents 0.5%
DWS Central Cash Management Government Fund, 1.96% (g)
575,958	10,980,210	11,409,395	—	—	5,568	—	146,773	146,773
627,792	11,036,241	11,427,878	(23,552)	20,433	9,890	—	207,192	233,036

* Non-income producing security.
(a) Investment was valued using significant unobservable inputs.
(b) Securities with the same description are the same corporate entity but trade on different stock exchanges.
(c) Affiliated Issuer. This security is owned in proportion with its representation in the index.
(d) All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2019 amounted to $53,837, which is 0.2% of net assets.
(e) Listed on the NASDAQ Stock Market, Inc.
(f) Listed on the New York Stock Exchange.
(g) Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(h) Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates..
(i) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2019
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
CDI: Chess Depositary Interest
CVA: Certificaten Van Aandelen (Certificate of Stock)
FDR: Fiduciary Depositary Receipt
FTSE: Financial Times and the London Stock Exchange
REIT: Real Estate Investment Trust
RSP: Risparmio (Convertible Savings Shares)
SDR: Swedish Depositary Receipt
SGPS: Sociedade Gestora de Participações Sociais (Portuguese Holding Company)
At September 30, 2019, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)
Euro Stoxx 50 Index	EUR	12/20/2019	8	306,839	309,982	3,143
FTSE 100 Index	GBP	12/20/2019	2	179,229	181,568	2,339
Mini Topix Index Future	JPY	12/12/2019	12	176,340	176,240	(100)
Total net unrealized appreciation						5,382

At September 30, 2019, the Fund had the following open forward foreign currency contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	188,703	USD	210,000	12/18/2019	3,049	Morgan Stanley & Co.
CHF	68,798	USD	70,000	12/18/2019	574	Morgan Stanley & Co.
EUR	36,140	USD	40,000	12/18/2019	365	Goldman Sachs International
JPY	27,900,572	USD	260,000	12/18/2019	432	Morgan Stanley & Co.
USD	52,773	GBP	42,788	12/18/2019	11	Citigroup, Inc.
SGD	27,568	USD	20,000	12/18/2019	35	Toronto-Dominion Bank
GBP	24,243	USD	30,000	12/18/2019	94	Bank of Montreal
EUR	36,118	USD	40,000	12/18/2019	389	Bank of Montreal
DKK	58,900	USD	8,751	12/18/2019	95	Bank of Montreal
SEK	138,524	USD	14,381	12/18/2019	231	Bank of New York Mellon Corp.
AUD	101,670	USD	70,000	12/18/2019	1,205	Morgan Stanley & Co.
GBP	88,807	USD	110,000	12/18/2019	447	Morgan Stanley & Co.
Total unrealized appreciation					6,927
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	144,663	JPY	15,485,793	12/18/2019	(594)	Citigroup, Inc.
USD	9,631	SGD	13,277	12/18/2019	(15)	Citigroup, Inc.
USD	4,988	CHF	4,913	12/18/2019	(30)	Morgan Stanley & Co.
USD	9,991	AUD	14,514	12/18/2019	(171)	Morgan Stanley & Co.
USD	111,778	EUR	101,402	12/18/2019	(570)	Citigroup, Inc.
USD	220,000	EUR	197,174	12/18/2019	(3,759)	Toronto-Dominion Bank
USD	80,000	CHF	78,407	12/18/2019	(877)	Toronto-Dominion Bank
USD	60,000	AUD	86,931	12/18/2019	(1,178)	Toronto-Dominion Bank
USD	130,000	GBP	103,991	12/18/2019	(1,715)	Toronto-Dominion Bank
USD	190,000	JPY	20,407,920	12/18/2019	(138)	Toronto-Dominion Bank
HKD	102,575	USD	13,088	12/18/2019	(9)	Citigroup, Inc.
Total unrealized depreciation					(9,056)

Currency Abbreviations
AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

At September 30, 2019 the DWS EAFE Equity Index Fund had the following sector diversification:
Sector Diversification	Market Value ($)	As a % of Common Stocks, Preferred Stocks & Rights
Financials	5,065,307	18%
Industrials	4,005,724	15%
Consumer Staples	3,285,106	12%
Health Care	3,164,699	12%
Consumer Discretionary	3,131,029	11%
Materials	1,910,583	7%
Information Technology	1,845,542	7%
Communication Services	1,462,572	5%
Energy	1,394,573	5%
Utilities	1,035,189	4%
Real Estate	995,563	4%
Total	27,295,887	100%

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$23,528	$1,929,117	$1,383	$1,954,028
Austria	—	62,467	—	62,467
Belgium	—	277,505	—	277,505
Bermuda	—	4,403	—	4,403
Chile	—	8,857	—	8,857
China	8,940	3,340	—	12,280
Denmark	—	477,503	—	477,503
Finland	—	313,556	—	313,556
France	31,489	2,996,605	—	3,028,094
Germany	13,001	2,154,957	—	2,167,958
Hong Kong	8,152	914,111	—	922,263
Ireland	—	237,355	—	237,355
Isle Of Man	—	10,856	—	10,856
Israel	59,066	97,255	—	156,321
Italy	25,579	542,072	—	567,651
Japan	—	6,719,805	—	6,719,805
Luxembourg	—	77,977	—	77,977
Macau	—	28,096	—	28,096
Mexico	—	2,976	—	2,976
Netherlands	73,480	1,311,494	—	1,384,974
New Zealand	—	67,564	—	67,564
Norway	—	179,643	—	179,643
Portugal	—	44,070	—	44,070
Russia	—	5,935	—	5,935
Singapore	—	346,866	—	346,866
South Africa	—	18,942	—	18,942
Spain	—	793,360	—	793,360
Sweden	—	644,055	—	644,055
Switzerland	—	2,666,097	—	2,666,097
United Arab Emirates	—	6,384	—	6,384
United Kingdom	28,764	3,939,671	—	3,968,435
Preferred Stocks	—	139,514	—	139,514
Rights	—	97	—	97
Short-Term Investments (j)	203,209	—	—	203,209
Derivatives (k)
Futures Contracts	5,482	—	—	5,482
Forward Foreign Currency Contracts	—	6,927	—	6,927
Total	$480,690	$27,029,432	$1,383	$27,511,505
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (k)
Futures Contracts	$(100)	$—	$—	$(100)
Forward Foreign Currency Contracts	—	(9,056)	—	(9,056)
Total	$(100)	$(9,056)	$—	$(9,156)

(j)	See Investment Portfolio for additional detailed categorizations.
(k)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2019 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Equity Contracts	$ 5,382	$ —
Foreign Exchange Contracts	$ —	$ (2,129)